Schedule of Investments (unaudited)	iShares® 3-7 Year Treasury Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 99.3%
U.S. Treasury Note/Bond
0.50%, 05/31/27	$3,545	$3,102,050
0.50%, 08/31/27	77,031	66,935,900
0.50%, 10/31/27	288,514	249,474,622
0.63%, 07/31/26	235,753	212,205,508
0.63%, 12/31/27	201,756	174,724,021
0.63%, 05/15/30	100,000	81,296,875
0.75%, 08/31/26	569,980	513,894,857
0.75%, 01/31/28	155,781	135,486,525
0.88%, 06/30/26	218,618	199,087,191
0.88%, 09/30/26	172,858	156,308,197
1.00%, 07/31/28	455,368	396,116,969
1.13%, 10/31/26	119,053	108,305,858
1.13%, 02/29/28	144,783	127,963,110
1.13%, 08/31/28	471,554	412,167,144
1.25%, 11/30/26	86,231	78,634,897
1.25%, 12/31/26	64,162	58,450,260
1.25%, 03/31/28	281,062	249,453,503
1.25%, 04/30/28	162,433	143,937,565
1.25%, 05/31/28	145,341	128,604,076
1.25%, 06/30/28	60,168	53,136,042
1.25%, 09/30/28	494,164	433,918,285
1.38%, 08/31/26	53,936	49,652,723
1.38%, 10/31/28	523,038	461,642,506
1.50%, 08/15/26	138,538	128,120,407
1.50%, 11/30/28	46,762	41,499,626
1.63%, 05/15/26	344,078	320,892,778
1.63%, 09/30/26	66,403	61,557,934
1.75%, 01/31/29	7,279	6,530,164
1.75%, 11/15/29	97,049	86,483,370
2.00%, 11/15/26	3,478	3,257,688
2.13%, 05/31/26	175,355	165,922,725
2.25%, 02/15/27	968,812	912,991,586
2.25%, 08/15/27	441,818	414,222,007
2.25%, 11/15/27	115,337	107,899,039
2.38%, 05/15/27	1,076,988	1,017,248,633
2.38%, 03/31/29	65,479	60,713,497
2.38%, 05/15/29	406,921	376,926,656
2.50%, 03/31/27	2,461	2,337,659
2.63%, 02/15/29	631,863	594,468,979
2.63%, 07/31/29	62,167	58,332,371
2.75%, 04/30/27	133,238	127,612,201
2.75%, 07/31/27	219,513	209,943,796
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.75%, 02/15/28	$338,359	$322,815,633
2.88%, 05/15/28	255,183	244,576,765
2.88%, 08/15/28	737,212	705,074,164
2.88%, 04/30/29	24,282	23,134,487
3.13%, 11/15/28	389,706	376,979,277
3.13%, 08/31/29	142,160	137,206,999
3.25%, 06/30/27	20,343	19,849,719
3.25%, 06/30/29	56,944	55,356,185
3.50%, 04/30/28	103,586	102,266,502
3.50%, 01/31/30	206,453	203,630,399
3.50%, 04/30/30	78,888	77,889,179
3.63%, 03/31/30	168,301	167,433,198
3.75%, 05/31/30	350,000	351,093,750
3.88%, 09/30/29	38,263	38,514,302
3.88%, 11/30/29	123,321	124,226,437
3.88%, 12/31/29	213,954	215,617,360
4.00%, 02/29/28	213,865	215,744,874
4.00%, 10/31/29	31,595	32,037,039
4.00%, 02/28/30	278,025	282,467,290
4.13%, 10/31/27	87,386	88,286,764
5.50%, 08/15/28	12,892	13,889,907
U.S. Treasury STRIPS, 0.03%, 02/15/29(a)	34,241	27,630,256
		13,017,180,286

Total Long-Term Investments — 99.3%
(Cost: $13,849,872,638)		13,017,180,286

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(b)(c)	36,790	36,790,000

Total Short-Term Securities — 0.3%
(Cost: $36,790,000)		36,790,000

Total Investments — 99.6%
(Cost: $13,886,662,638)		13,053,970,286

Other Assets Less Liabilities — 0.4%		57,338,631

Net Assets — 100.0%		$13,111,308,917

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$63,280,000	$—	$(26,490,000	)(a)	$—	$—	$36,790,000	36,790	$289,738	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® 3-7 Year Treasury Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$13,017,180,286	$—	$13,017,180,286
Short-Term Securities
Money Market Funds	36,790,000	—	—	36,790,000
	$36,790,000	$13,017,180,286	$—	$13,053,970,286

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of Securities

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